Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt

Long-term debt was as follows (in millions):

	October 2, 2016	January 3, 2016
ABL facility	$174.8	$128.0
Term loan facility	273.6	60.5
Less: unamortized debt issuance costs and discounts on debt	(13.9)	(10.8)

Total debt	$434.5	$177.7

Less current portion	(2.8)	(0.6)

Total long-term debt	$431.7	$177.1

Long-term debt was as follows (in millions):

	Consolidated Successor Company January 3, 2016	Consolidated Successor Company December 28, 2014
ABL facility	$128.0	$74.3
Term loan facility	60.5	61.2
Debt discount	(10.8)	(13.8)

Total debt	$177.7	$121.7

Less current portion	(0.6)	(0.6)

Total long-term debt	$177.1	$121.1

Maturities of Long-Term Debt Outstanding in Principal Amounts

Maturities of long-term debt outstanding, in principal amounts at January 3, 2016 are summarized below (in millions):

Fiscal year:
2016	$0.6
2017	0.6
2018	0.6
2019	58.7
2020	128.0
Thereafter	—

Total	$188.5